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Colonial
Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621
617-426-3750

April 1, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust IV (the "Trust")
           Colonial Tax-Exempt Fund
           Colonial Tax-Exempt Insured Fund
           Colonial Intermediate Tax Exempt Fund(the "Funds")
         File Nos. 811-2865 & 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Funds' Prospectus and Statement of Additional Information dated March 30, 1998 do not differ from that contained in Post-Effective Amendment No. 48 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 30, 1998.

Very truly yours,

COLONIAL TRUST IV



By: Ellen Harrington
      Assistant Secretary


cc:       M. Muller (5)
          M. Telman
          D. Young (2)
          G. Swayze
          B. Loring
          B. Hartford